DAVIS GROWTH & INCOME FUND, INC.
                   CERTIFICATION PURSUANT TO RULE 497(J)

     The undersigned on behalf of the Davis Growth & Income Fund, Inc. (the "Registrant") hereby certifies that the form of propspectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant's most recent post-effective amendment to its registration statement. The text of such amendment to the registration statement was filed electronically.

Dated May 6, 1998

                                  Davis Growth & Income Fund, Inc.



                                  By:  /s/ Thomas D. Tays
                                  ------------------------------
                                  Thomas D. Tays,
                                  Secretary